Quarterly Report
March 31, 2022
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$5,895,617
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,817,244
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,782,334
Boeing Co., 5.805%, 5/01/2050	1,550,000	1,789,842
TransDigm, Inc., 4.625%, 1/15/2029	5,462,000	5,106,806
		$16,391,843
Asset-Backed & Securitized – 18.4%
ACREC 2021-FL1 Ltd., “C”, FLR, 2.617% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$2,546,000	$2,508,388
ACREC 2021-FL1 Ltd., “D”, FLR, 3.117% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	3,070,500	3,025,324
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.091% (LIBOR - 1mo. + 2.65%), 1/15/2037 (z)	3,129,000	3,076,104
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.855% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,542,548
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.865% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	974,500
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 2.165% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	780,565
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.465% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,495,464
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.396% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	892,737
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.346% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	827,281
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,137,108
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.246% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,716,585
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.596% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	938,238
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.696% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	3,443,500	3,425,345
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.049% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,248,405
AREIT 2019-CRE3 Trust, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	279,404	278,666
AREIT 2019-CRE3 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,547,374
AREIT 2019-CRE3 Trust, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,215,487
AREIT 2019-CRE3 Trust, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,809,219
AREIT 2022-CRE6 Trust, “B”, FLR, 1.9% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	1,126,000	1,120,934
AREIT 2022-CRE6 Trust, “C”, FLR, 2.2% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	2,322,000	2,276,020
AREIT 2022-CRE6 Trust, “D”, FLR, 2.9% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	987,000	967,452
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.608% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,352,565
Bancorp Commercial Mortgage 2019-CRE6 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	866,243	865,040
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	539,599
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	74,677	7
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.047% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	34,533	38,618
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,697,956
BDS 2019-FL4 Ltd., “A”, FLR, 1.541% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	3,222,120	3,214,209
BDS 2021-FL7 Ltd., “B”, FLR, 1.967% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,235,439
Bear Stearns Cos., Inc., “A2”, FLR, 1.356% (LIBOR - 1mo. + 0.45%), 12/25/2042	85,770	85,723
Benchmark 2020-B18 Mortgage Trust, “A5”, 1.925%, 7/15/2053	2,133,596	1,915,949
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 2.196% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	4,380,500	4,357,060
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.396% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,262,218
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,622,578
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.446% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,267,955
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.696% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	836,500	828,839
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 3.146% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	952,500	935,022
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,479,488	1,424,854
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	514,749	478,932
BXMT 2020-FL2 Ltd., “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,714,758
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,401,799
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,399,518	2,332,981
CHCP 2021-FL1 Ltd., “B”, FLR, 1.814% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,095,419
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,241,699
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,138,851
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,769,211
CLNC 2019-FL1 Ltd., “B”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,838,380
CLNC 2019-FL1 Ltd., “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,983,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	$3,718,359	$3,712,290
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,089,315
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,925,729
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	493,199
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,696,110
Cutwater 2014-1A Ltd., “BR”, FLR, 2.641% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,116,206
Cutwater 2015-1A Ltd., “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,643,829
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	900,455	902,363
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,476,035	1,477,065
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,856,282
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,378,521
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.141% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,599,460	8,510,501
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,105,998
JPMorgan Chase Commercial Mortgage Securities Corp., 5.79%, 7/15/2042 (n)	15,882	12,909
JPMorgan Mortgage Trust, “A1”, 1.985%, 10/25/2033	64,570	62,946
LCCM 2021-FL2 Trust, “C”, FLR, 2.546% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,960,866
Lehman Brothers Commercial Conduit Mortgage Trust, 0.515%, 2/18/2030 (i)	1,119	0
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 1.896% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,876,869
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.946% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,336,118
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.346% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,821,514
LoanCore 2018-CRE3 Ltd., “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,858,939
LoanCore 2019-CRE2 Ltd., “D”, FLR, 2.846% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,107,618
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.766% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,456,200	1,445,864
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,560,150
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.396% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	5,191,488
LoanCore 2021-CRE6 Ltd., “B”, FLR, 2.296% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	9,970,000	9,886,990
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.267% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,852,872
Merrill Lynch Mortgage Investors, Inc., “A”, 2.067%, 5/25/2036	73,231	73,758
Merrill Lynch Mortgage Investors, Inc., “A5”, 1.96%, 4/25/2035	92,745	88,576
MF1 2020-FL4 Ltd., “AS”, FLR, 2.543% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,575,529
MF1 2021-FL5 Ltd., “C”, FLR, 2.143% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,551,089
MF1 2022-FL8 Ltd., “C”, FLR, 2.25% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,426,136
MF1 2022-FL8 Ltd., “D”, FLR, 2.7% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,402,664
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	2,245,575	2,245,311
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.091% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	7,320,812
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,465,307
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.008% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	4,916,855
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,613,557
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.829% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,920,847
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.379% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,387,750
Parallel 2015-1A Ltd., “C1R”, FLR, 2.004% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,672,161
Parallel 2015-1A Ltd., “C2R”, FLR, 2.004% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,798,926
PFP III 2021-7 Ltd., “B”, FLR, 1.83% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	910,236
PFP III 2021-7 Ltd., “C”, FLR, 2.08% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,609,885
PFP III 2021-8 Ltd., “D”, FLR, 2.58% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	3,737,500	3,646,341
Preferred Term Securities XIX Ltd., CDO, FLR, 1.176% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	172,364	156,421
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.519% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,697,038	3,693,999
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.656% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	1,340,000	1,324,732
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.406% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,575,000	1,539,041
Residential Funding Mortgage Securities, Inc., FGIC, 4.435%, 12/25/2035	3,014	3,009
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,269,418
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	588,378	589,490
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	701,660	703,941
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.567% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	1,999,888
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 1.999% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,384,757
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 2.249% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,620,196
TICP CLO 2018-IA Ltd., “A2”, FLR, 1.767% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,650,867
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,048,644
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	12,215,133	11,742,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	$1,957,793	$1,941,555
Voya CLO 2012-4A Ltd., “BR3”, FLR, 2.191% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	817,132
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 3.541% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,187,823	1,177,470
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,208,714
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,010,986
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,487,042
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	975,000	974,492
		$335,295,413
Automotive – 0.3%
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	$2,036,000	$2,070,205
Hyundai Capital America, 2.375%, 10/15/2027 (n)	1,982,000	1,814,572
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	2,118,000	2,099,582
		$5,984,359
Broadcasting – 1.6%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$3,904,074
Magallanes, Inc., 5.05%, 3/15/2042 (n)	5,334,000	5,440,841
Magallanes, Inc., 5.141%, 3/15/2052 (n)	4,694,000	4,802,406
Magallanes, Inc., 5.391%, 3/15/2062 (n)	1,915,000	1,978,345
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	4,297,172
WMG Acquisition Corp., 3%, 2/15/2031 (n)	8,700,000	7,786,500
		$28,209,338
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 2.9%, 3/03/2032	$1,534,000	$1,476,943
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	6,035,585
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,272,000	5,358,359
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,615,995
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,249,000	2,289,396
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,065,545
LPL Holdings, Inc., 4%, 3/15/2029 (n)	6,500,000	6,168,361
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	5,243,740
		$31,253,924
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$2,858,053
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,243,000	1,246,853
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	3,723,357
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	3,660,000	3,202,500
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,328,517
		$14,359,280
Business Services – 1.1%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,191,174
Fiserv, Inc., 3.5%, 7/01/2029	3,750,000	3,691,096
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	3,691,767
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,908,456
Switch Ltd., 4.125%, 6/15/2029 (n)	3,175,000	3,123,406
		$19,605,899
Cable TV – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$4,025,000	$3,776,627
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	7,960,098
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	6,630,418
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,940,000	5,208,578
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	3,643,338
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,005,000	4,065,075
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,739,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Time Warner Cable, Inc., 4.5%, 9/15/2042	$3,558,000	$3,290,865
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	378,607
		$38,693,605
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$2,725,520
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$9,950,000	$10,838,036
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$6,040,000	$6,085,391
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$2,239,924
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	5,742,857
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	5,254,915
		$13,237,696
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,510,000	$1,494,611
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	3,229,000	3,225,965
		$4,720,576
Consumer Services – 0.7%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$2,970,000	$2,656,472
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,783,389
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,397,368
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,364,477
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,511,321	1,632,017
		$11,833,723
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$7,105,080
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,443,058
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$5,602,000	$5,677,565
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	3,323,885
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	2,836,237
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	3,416,798
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025 (n)	508,000	492,379
		$15,746,864
Emerging Market Quasi-Sovereign – 0.3%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$1,268,000	$1,125,591
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	5,063,000	4,582,015
		$5,707,606
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$2,027,881
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	3,804,995
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	866,312
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,197,000	2,247,900
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,742,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	$4,908,000	$3,998,400
		$15,687,578
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,176,000	$5,246,511
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$4,803,000	$4,839,111
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	3,195,000	3,383,298
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,147,774
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,490,733
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	5,799,790
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,577,141
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,638,663
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,754,369
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,325,471
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	3,849,623	3,497,517
		$33,453,867
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$2,539,000	$2,964,979
Aramark Services, Inc., 5%, 2/01/2028 (n)	3,825,000	3,710,250
Indofood CBP, 3.541%, 4/27/2032	5,223,000	4,662,361
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	5,075,620
		$16,413,210
Gaming & Lodging – 0.9%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$7,185,000	$6,520,388
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,253,000	3,064,599
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,556,643
Marriott International, Inc., 2.85%, 4/15/2031	1,650,000	1,505,943
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,169,723
		$15,817,296
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$3,293,000	$3,288,126
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	442,000	441,881
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,291,000	1,290,781
		$5,020,788
Insurance - Property & Casualty – 3.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,970,035
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	5,046,927
American International Group, Inc., 4.7%, 7/10/2035	2,600,000	2,773,174
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,161,490
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	1,237,183
Brown & Brown, Inc., 4.2%, 3/17/2032	3,423,000	3,477,975
Brown & Brown, Inc., 4.95%, 3/17/2052	6,260,000	6,683,607
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,891,758
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	988,615
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	5,216,000	4,961,267
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,743,025
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	4,851,000	5,015,066
		$53,950,122
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$2,833,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,233,002
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,223,000	3,234,933
		$4,467,935
Major Banks – 8.6%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$8,109,214
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	9,029,926
Bank of America Corp., 2.572%, 10/20/2032	10,928,000	9,929,875
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	4,015,935
Bank of America Corp., 6.1%, 12/29/2049	8,096,000	8,444,573
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	5,924,000	5,982,055
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,338,081
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,424,954
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,689,000	1,523,304
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	3,009,823
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,632,485
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,565,662
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,535,240
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,319,756
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,279,425
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	11,637,976
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,579,000	4,735,450
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,149,815
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	6,159,562
Lloyds Bank PLC, 3.75%, 1/11/2027	4,271,000	4,259,351
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	9,749,000	8,631,047
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,295,851
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	8,688,564
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	4,618,000	4,424,868
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	6,393,310
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,608,473
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	4,514,000	4,193,594
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,356,000	5,164,274
		$156,482,443
Medical & Health Technology & Services – 2.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$593,000	$574,165
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,009,135
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,700,054
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,230,000	3,949,974
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	3,251,000	3,205,409
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	2,141,000	2,157,637
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,193,959
HCA, Inc., 4.125%, 6/15/2029	4,581,000	4,669,426
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,056,000	2,189,159
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,476,946
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,622,234
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,817,427
Tower Health, 4.451%, 2/01/2050	6,211,000	4,658,250
		$44,223,775
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,286,831
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,435,584
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,697,529
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	4,703,297
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,840,512
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,661,853
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	725,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.875%, 8/15/2031 (n)	$2,661,000	$2,433,910
		$22,784,574
Midstream – 3.1%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	$3,855,000	$3,354,281
Cheniere Energy Partners LP, 4.5%, 10/01/2029	3,683,000	3,701,415
Enbridge, Inc., 4.25%, 12/01/2026	7,640,000	7,917,299
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	2,159,142	1,986,085
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,350,000	8,183,212
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,390,581
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,811,735
MPLX LP, 4.95%, 3/14/2052	6,323,000	6,582,743
ONEOK, Inc., 5.2%, 7/15/2048	5,104,000	5,431,629
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,743,613
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,746,920
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	2,065,391
Targa Resources Corp., 4.2%, 2/01/2033	930,000	938,485
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,561,839
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,437,323
		$55,852,551
Mortgage-Backed – 18.1%
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	$4,458,727	$4,863,165
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,142,856	1,265,357
Fannie Mae, 2.68%, 3/01/2023	1,561,409	1,567,302
Fannie Mae, 2.41%, 5/01/2023	1,820,964	1,824,636
Fannie Mae, 2.55%, 5/01/2023	931,670	934,418
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	3,001,322	3,239,134
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	9,863,458	10,451,999
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	7,726,647	7,854,402
Fannie Mae, 3.95%, 1/01/2027	325,243	337,368
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	6,943,766	6,921,511
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	869,790	838,126
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	2,478	2,668
Fannie Mae, 3%, 2/25/2033 (i)	455,539	44,210
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	15,917,064	16,625,658
Fannie Mae, 3.25%, 5/25/2040	162,289	162,777
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	384,160	370,102
Fannie Mae, 4%, 7/25/2046 (i)	456,722	83,347
Fannie Mae, 3.5%, 12/01/2046 (f)	1,577,173	1,601,663
Fannie Mae, UMBS, 1.5%, 2/01/2042	186,878	169,392
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	23,158,128	21,588,480
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 3/01/2052	26,682,303	25,586,793
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	6,149,166	6,043,144
Federal Home Loan Bank, 5%, 7/01/2035	944,269	1,022,418
Freddie Mac, 3.32%, 2/25/2023	3,814,558	3,852,353
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,434,500
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,781,643
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,177,331
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,733,727	1,807,605
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,570,437	2,734,085
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,030,216
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	12,943,541	12,879,131
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,265,162
Freddie Mac, 1.09%, 7/25/2029 (i)	4,048,094	274,641
Freddie Mac, 1.143%, 8/25/2029 (i)	6,994,882	498,012
Freddie Mac, 1.868%, 4/25/2030 (i)	1,901,414	245,104
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	193,572	211,571
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	57,357	62,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	$930,690	$1,005,437
Freddie Mac, 5.5%, 2/15/2036 (i)	89,037	15,368
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	13,547,140	13,781,421
Freddie Mac, 4.5%, 12/15/2040 (i)	76,762	7,163
Freddie Mac, 4%, 8/15/2044 (i)	105,494	11,424
Freddie Mac, UMBS, 2%, 2/01/2042 - 4/01/2052	28,513,634	26,510,522
Freddie Mac, UMBS, 3.5%, 5/01/2049	237,525	239,308
Freddie Mac, UMBS, 3%, 2/01/2050 - 6/01/2050	1,811,821	1,783,088
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 3/01/2052	5,782,620	5,532,461
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,098,959	1,210,489
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	115,184	127,122
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	4,716,772	5,038,706
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	1,481,118	1,549,316
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	7,432,933	7,565,703
Ginnie Mae, 3%, 11/20/2044 - 2/20/2052	11,034,836	10,984,234
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	9,629,230	9,351,972
Ginnie Mae, 2%, 1/20/2052	4,398,844	4,199,288
Ginnie Mae, TBA, 3.5%, 4/15/2052 - 5/19/2052	9,175,000	9,206,738
Ginnie Mae, TBA, 4%, 4/15/2052 - 5/19/2052	3,724,452	3,788,303
Ginnie Mae, TBA, 3%, 4/21/2052	6,125,000	6,052,983
UMBS, TBA, 3%, 4/18/2037	3,625,000	3,649,922
UMBS, TBA, 2%, 4/25/2037 - 4/25/2052	35,225,000	33,284,560
UMBS, TBA, 2.5%, 4/13/2052 - 5/25/2052	29,725,000	28,339,929
UMBS, TBA, 3.5%, 5/12/2052 - 6/25/2052	3,275,000	3,265,660
UMBS, TBA, 4%, 6/13/2052	1,400,000	1,418,764
		$328,571,694
Municipals – 2.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$765,000	$760,112
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,705,379
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,231,247
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	13,215,000	13,010,601
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	8,019,000	9,423,483
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,953,585
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,841,700
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,846,938
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	7,272,000	6,638,008
		$50,411,053
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,826,737
NiSource, Inc., 3.6%, 5/01/2030	4,171,000	4,136,380
		$12,963,117
Network & Telecom – 0.6%
Verizon Communications, Inc., 2.1%, 3/22/2028	$1,510,000	$1,407,432
Verizon Communications, Inc., 2.55%, 3/21/2031	7,326,000	6,806,220
Verizon Communications, Inc., 4.272%, 1/15/2036	2,647,000	2,788,583
		$11,002,235
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,350,000	$2,389,493
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,507,000	2,788,442
		$5,177,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.6%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$4,138,000	$3,856,244
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,612,045
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	834,104
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,520,309
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,677,571
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	11,447,000	11,554,037
		$29,054,310
Real Estate - Office – 0.4%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$7,238,000	$6,527,590
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$5,002,000	$4,358,493
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,155,000	$4,611,508
TJX Cos., Inc., 3.875%, 4/15/2030	661,000	688,221
		$5,299,729
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$11,856,000	$11,760,551
American Tower Corp., REIT, 3.8%, 8/15/2029	1,403,000	1,396,172
Crown Castle International Corp., 3.7%, 6/15/2026	2,255,000	2,269,293
Crown Castle International Corp., 4%, 3/01/2027	820,000	831,321
Crown Castle International Corp., 3.8%, 2/15/2028	3,824,000	3,820,124
Crown Castle International Corp., 3.25%, 1/15/2051	146,000	122,280
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	6,129,000	6,209,465
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	6,129,000	6,093,196
SBA Communications Corp., 3.875%, 2/15/2027	2,910,000	2,838,487
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,661,220
T-Mobile USA, Inc., 2.55%, 2/15/2031	8,138,000	7,379,550
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,357,000	1,362,758
		$47,744,417
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$5,968,000	$5,965,815
B.A.T. Capital Corp., 4.742%, 3/16/2032	5,611,000	5,644,168
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,946,498
		$16,556,481
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$3,162,000	$3,049,437
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	4,703,283
		$7,752,720
U.S. Government Agencies and Equivalents – 1.0%
Small Business Administration, 4.93%, 1/01/2024	$1,631	$1,650
Small Business Administration, 4.34%, 3/01/2024	2,854	2,858
Small Business Administration, 4.99%, 9/01/2024	2,916	2,927
Small Business Administration, 4.86%, 1/01/2025	6,435	6,495
Small Business Administration, 4.625%, 2/01/2025	8,360	8,421
Small Business Administration, 5.11%, 4/01/2025	4,998	5,057
Small Business Administration, 4.43%, 5/01/2029	138,471	141,188
Small Business Administration, 3.21%, 9/01/2030	1,749,259	1,727,243
Small Business Administration, 3.25%, 11/01/2030	178,287	176,719
Small Business Administration, 2.85%, 9/01/2031	351,597	343,780
Small Business Administration, 2.37%, 8/01/2032	269,687	259,650
Small Business Administration, 2.13%, 1/01/2033	1,303,261	1,253,799
Small Business Administration, 2.21%, 2/01/2033	361,762	347,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 3/01/2033	$1,081,416	$1,038,462
Small Business Administration, 2.08%, 4/01/2033	2,154,188	2,078,917
Small Business Administration, 2.45%, 6/01/2033	2,298,030	2,218,912
Small Business Administration, 3.15%, 7/01/2033	2,785,781	2,764,435
Small Business Administration, 3.16%, 8/01/2033	3,114,249	3,088,506
Small Business Administration, 3.62%, 9/01/2033	2,856,941	2,876,911
		$18,343,305
U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$24,771,433
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	8,407,172
U.S. Treasury Bonds, 2.375%, 11/15/2049	5,300,000	5,184,477
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,500,000	2,868,086
U.S. Treasury Notes, 0.125%, 12/31/2022	34,400,000	34,066,750
U.S. Treasury Notes, 0.375%, 10/31/2023	60,000,000	58,317,187
U.S. Treasury Notes, 0.75%, 12/31/2023	49,500,000	48,216,094
U.S. Treasury Notes, 0.875%, 6/30/2026	22,000,000	20,547,656
		$202,378,855
Utilities - Electric Power – 2.2%
Calpine Corp., 3.75%, 3/01/2031 (n)	$6,120,000	$5,478,532
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	6,630,000	6,658,708
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	5,692,000	5,620,020
FirstEnergy Corp., 5.35%, 7/15/2047	6,088,000	6,351,854
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	2,045,923
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,938,096
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,446,287
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	7,234,717
		$40,774,137
Total Bonds		$1,791,387,688
Investment Companies (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 0.21% (v)	120,730,005	$120,730,005

Other Assets, Less Liabilities – (5.1)%		(92,525,595)
Net Assets – 100.0%		$1,819,592,098
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $120,730,005 and $1,791,387,688, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $543,509,888, representing 29.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 3.091% (LIBOR - 1mo. + 2.65%), 1/15/2037	12/07/21	$3,129,000	$3,076,104
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	7	7
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.656% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	1,340,000	1,324,732
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.406% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/21/21	1,575,000	1,539,041
Total Restricted Securities			$5,939,884
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	912	$123,547,500	June – 2022	$2,005,926
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	782	$165,722,907	June – 2022	$(2,031,071)
U.S. Treasury Note 5 yr	Long	USD	381	43,695,938	June – 2022	(1,751)
U.S. Treasury Ultra Bond	Long	USD	786	139,220,250	June – 2022	(5,276,887)
						$(7,309,709)
At March 31, 2022, the fund had liquid securities with an aggregate value of $5,194,472 to cover any collateral or margin obligations for scertain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$220,722,160	$—	$220,722,160
Non - U.S. Sovereign Debt	—	8,541,362	—	8,541,362
Municipal Bonds	—	50,411,053	—	50,411,053
U.S. Corporate Bonds	—	603,681,034	—	603,681,034
Residential Mortgage-Backed Securities	—	337,396,207	—	337,396,207
Commercial Mortgage-Backed Securities	—	145,865,594	—	145,865,594
Asset-Backed Securities (including CDOs)	—	180,605,306	—	180,605,306
Foreign Bonds	—	244,164,972	—	244,164,972
Mutual Funds	120,730,005	—	—	120,730,005
Total	$120,730,005	$1,791,387,688	$—	$1,912,117,693
Other Financial Instruments
Futures Contracts – Assets	$2,005,926	$—	$—	$2,005,926
Futures Contracts – Liabilities	(7,309,709)	—	—	(7,309,709)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$124,732,002	$293,126,722	$297,128,719	$—	$—	$120,730,005
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,752	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.